Net Debt - Summary of Net Debt Balance and Gearing Ratio (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Interest bearing liabilities, Current
Bank loans	$ 437	$ 737
Notes and debentures	1,244	3,354
Lease liabilities	889	853
Other	58	68
Total interest bearing liabilities	2,628	5,012
Less: Lease liability associated with index-linked freight contracts current	346	379
Less: Cash and cash equivalents
Cash	4,408	3,493
Short-term deposits	10,838	9,933
Less: Total cash and cash equivalents	15,246	13,426	$ 15,613
Net debt management related instruments	20	(162)
Net cash management related instruments	34	(15)
Less: Total derivatives included in net debt	54	(177)
Interest bearing liabilities, Non-current
Bank loans	1,823	1,755
Notes and debentures	13,525	17,691
Lease liabilities	3,007	2,590
Less: Net debt management related instruments	537	595
Less: Total derivatives included in net debt	537	595
Total interest bearing liabilities	18,355	22,036
Less: Lease liability associated with index-linked freight contracts non current	679	781
Net debt	4,121	12,044
Net assets	$ 55,605	$ 52,175
Gearing	6.90%	18.80%